Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                          Supplement, dated May 1, 2003
                                     to the
                      Prospectus dated May 1, 2003 for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)



This supplement amends the May 1, 2003 prospectus for the Allstate Advisor variable annuity contracts ("Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus.


Page 7, "Investment Alternatives": Insert the following sentence as a new paragraph at the end of the bulleted list, after the asterisked footnote:

         Not all fixed account options are available with all Contracts.


Page 24: Replace the second and third sentences of the second paragraph under the subheading "STANDARD FIXED ACCOUNT OPTION" with the following sentences:

         For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option.


Page 25: Replace the last paragraph under the subheading "STANDARD FIXED ACCOUNT OPTION" with the following paragraph:

         The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.


Appendix A, page 54: Replace the description of the Fixed Account Options for the Allstate Advisor Plus Contract contained in the Allstate Advisor Contract Comparison Chart with the following description:

------------------------------------ ----------------------------------
            Feature Advisor Plus
------------------------------------ ----------------------------------
------------------------------------ ----------------------------------
                                     -Dollar Cost Averaging Fixed


                                     Account Options with 3 to 12
                                     month Transfer Periods
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Fixed Account Options
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